Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of Interests in Associates

	US Dollars
Figures in millions	2018	2017	2016
Carrying value
Investments in associates	36	36	20
Investments in joint ventures	1,492	1,471	1,428
	1,528	1,507	1,448

Detailed disclosures are provided for the years in which investments in associates and joint ventures are considered to be material.
Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2018	2017	2016
Aggregate statement of profit or loss for associates (attributable)
Revenue	19	21	30
Operating costs and expenses	(4)	(11)	(38)
Taxation	(1)	2	(1)
Profit (loss) for the year	14	12	(9)
Total comprehensive profit (loss) for the year, net of tax	14	12	(9)

Disclosure of Interests in Joint Ventures
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2018	2017	2016
Kibali Goldmines S.A.(1)	45	45	45	Exploration and mine development	The Democratic Republic of the Congo

(1)	AngloGold Ashanti Limited has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds our effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2018	2017	2016

Carrying value of joint ventures
Kibali	1,439	1,423	1,400
Immaterial joint ventures	53	48	28
	1,492	1,471	1,428
Reversal (impairment) of investments in joint ventures
Sadiola (note 8)	14	2	11

	US Dollars
Figures in millions	2018	2017	2016

The cumulative unrecognised share of losses of the joint ventures:
Morila	8	7	9
Yatela	3	2	3

Summarised financial information of joint ventures is as follows (not attributable):

	US Dollars
	Kibali
Figures in millions	2018	2017	2016

Statement of profit or loss
Revenue	1,098	755	709
Other operating costs and expenses	(539)	(530)	(471)
Amortisation of tangible and intangible assets	(330)	(264)	(211)
Finance costs and unwinding of obligations	(4)	(5)	(5)
Interest income	3	4	5
Taxation	(16)	54	23
Profit for the year	212	14	50
Total comprehensive income for the year, net of tax	212	14	50
Dividends received from joint venture (attributable)	89	—	30

	US Dollars
	Kibali
Figures in millions	2018	2017	2016

Statement of financial position
Non-current assets	2,659	2,834	2,805
Current assets	205	166	179
Cash and cash equivalents	124	3	19
Total assets	2,988	3,003	3,003

Non-current financial liabilities	29	41	47
Other non-current liabilities	24	23	32
Current financial liabilities	11	7	10
Other current liabilities	64	107	133
Total liabilities	128	178	222

Net assets	2,860	2,825	2,781
Group’s share of net assets	1,430	1,413	1,391
Other	9	10	9
Carrying amount of interest in joint venture	1,439	1,423	1,400

	US Dollars
Figures in millions	2018	2017	2016

Aggregate statement of profit (loss) for immaterial joint ventures (attributable)
Revenue	112	113	114
Other operating costs and expenses	(92)	(94)	(95)
Amortisation of tangible and intangible assets	(15)	(16)	(18)
Taxation	(2)	(2)	(3)
Profit (loss) for the year	3	1	(2)
Total comprehensive income (loss) for the year, net of tax	3	1	(2)